Note 8 - Common Stock	9 Months Ended
Sep. 30, 2015
Notes
Note 8 - Common Stock

NOTE 8 – Common Stock

On January 16, 2013, the Company sold 166,667 shares of WRAP common stock to an investor at a price of $0.30 per share for proceeds of $50,000.

On February 1, 2013, the Company issued 600,000 shares of WRAP common stock to a consultant for services rendered.  The $180,000 fair value of the 600,000 shares of WRAP common stock was charged to consulting fees in the three months ended March 31, 2013.

On August 22, 2013, the Company issued 160,000,000 shares of WRAP common stock to McKenzie Webster Limited (“MWL”) in satisfaction of $319,000 loans payable to MWL.  See Note 7.

On December 30, 2014 the Company sold 4,000,000 shares of WRAP common stock to an investor at a price of $0.025 per share for proceeds of $100,000.

On January 5, 2015, the Company issued a total of 36,354,077 shares of WRAP common stock to Prosperity stockholders pursuant to the acquisition of Prosperity.  See Note 4.

On January 5, 2015, the Company issued 70,166,750 shares of WRAP common stock to Marco Alfonsi in satisfaction of $22,270 Prosperity loans payable to Marco Alfonsi.  See Note 7.

On January 5, 2015, MWL retired 70,166,750 shares of WRAP common stock owned by it.

On March 19, 2015, the Company issued 117,500 shares of WRAP common stock to an investor in satisfaction of a $25,000 Prosperity  note payable and $4,375 accrued interest.

On March 26, 2015, the Company issued a total of 5,000,000 shares of WRAP common stock to the three members of the Board of Directors (1,000,000 shares each) and the four members of the Board of Advisors (500,000 shares each)  for services rendered.  The $400,000 fair value of the 5,000,000 shares of WRAP common stock was charged to officers and directors compensation in the three months ended March 31, 2015.

On June 14, 2015 (see Note 11), the Company issued 10,000,000 shares of WRAP  common stock to Marco Alfonsi pursuant to an Executive Employment Agreement dated May 14, 2015.  The $750,000 fair value of the 10,000,000 shares of WRAP common stock was charged to officers and directors compensation in the three months ended June 30, 2015.

On June 30, 2015, the Company issued 1,600,000 shares of WRAP common stock to a vendor  in satisfaction of a $82,376 account payable to the vendor.

On July 6, 2015, the Company issued a total of 1,200,000 shares of WRAP common stock to two consultants for services rendered.  The $60,000 fair value of the 1,200,000 shares of WRAP common stock was charged to consulting fees in the three months ended September 30, 2015.

On July 31, 2015, the Company issued 50,000 shares of WRAP common stock to a consultant for services rendered.  The $14,995 fair value of the 50,000 shares of WRAP common stock was charged to consulting fees in the three months ended September 30, 2015.

On August 4, 2015, the Company sold 1,000,000 shares of WRAP common stock to an investor at a price of $0.10 per share for proceeds of $100,000.

On August 14, 2015, the Company issued 430,000 shares of WRAP common stock to a consultant for services rendered.  The $107,457 fair value of the 430,000 shares of WRAP common stock was charged to consulting fees in the three months ended September 30, 2015.

On August 18, 2015, the Company sold 1,000,000 shares of WRAP common stock to a non-U.S. individual investor at a price of $0.10 per share for proceeds of $100,000.

On August 19, 2015, the Company sold 1,000,000 shares of WRAP common stock to a non-U.S. entity investor at a price of $0.10 per share for proceeds of $100,000.

On August 21, 2015, the Company issued 400,000 shares of WRAP common stock to a consultant for services rendered.  The $90,000 fair value of the 400,000 shares of WRAP common stock was charged to consulting fees in the three months ended September 30, 2015.

On August 21, 2015, pursuant to a $50,000 Bridge Loan Financing Agreement and related Note dated August 20, 2015, the Company issued 5,000,000 shares of WRAP common stock to an investor as additional consideration for the $50,000 loan.  The Note was repaid on November 16, 2015.  The proceeds of the Note were allocated between the principal and the $1,125,000 fair value of the 5,000,000 shares of WRAP common stock resulting in the Company recording a discount on the debt of $47,872.  This amount is being amortized over the 120 days life of the Note.